Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	47,719,365	47,719,365	47,715,709
Common stock, shares outstanding	46,265,286	46,265,286	47,715,709
Treasury stock, shares	1,454,079	1,454,079	0